DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2021 shares
Document Information [Line Items]
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT INC.
Entity Central Index Key	0001001085
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false
Class A Limited Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding
Class B Limited Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding